Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information of Exposures and Gross Carrying Impairment Allowance of Government Securities at Fair Value (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 438,703,737	$ 635,193,334
Percentage of impairment allowances exposures of government securities gross carry forward	100.00%	100.00%
Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 438,703,737	$ 635,193,334
Percentage of impairment allowances exposures of government securities gross carry forward	100.00%	100.00%
Local Government Securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 372,181,358	$ 540,301,477
Percentage of impairment allowances exposures of government securities gross carry forward	84.84%	85.06%
Local Government Securities [member] | Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 372,181,358	$ 540,301,477
Foreign Government securities [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 66,522,379	$ 94,891,857
Percentage of impairment allowances exposures of government securities gross carry forward	15.16%	14.94%
Foreign Government securities [member] | Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 66,522,379	$ 94,891,857